Equity warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Options Outstanding, number of shares, Ending
Weighted-Average Exercise Price Per Share, Ending
Equity Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Options Outstanding, number of shares, issued	1,000,000	[1]	479,179
Weighted-Average Exercise Price Per Share, Issued	$ 20.00	[1]	$ 5.01
Options Outstanding, number of shares, issued, Exercised	(663,584)		(479,179)
Weighted-Average Exercise Price Per Share, Exercised	$ 11.50		$ 5.01
Weighted-Average Remaining Contractual Life (in years), Issued	5 years
Options Outstanding, number of shares, Assumed from GRNV	8,400,000
Weighted-Average Exercise Price Per Share, Assumed from GRNV	$ 11.50
Weighted-Average Remaining Contractual Life (in years), Assumed from GRNV	5 years
Options Outstanding, number of shares, Ending	8,736,416
Weighted-Average Exercise Price Per Share, Ending	$ 12.47
Weighted-Average Remaining Contractual Life (in years)	4 years 6 months 10 days

[1]	1,000,000 Warrants issued represent the Convertible Note warrants issued on October 12, 2021. Refer to Note 14 Current and Non-Current Financial Liabilities, net.